Share Capital (Details)					12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020 shares	Dec. 31, 2019	Jan. 31, 2019	Dec. 31, 2021 $ / shares
Non-Voting Participating Preferred Shares [Member]
Share Capital (Details) [Line Items]
Number of options granted				40,269
Number of options exercised				14,846
Restricted shares in units		66,667	66,667
Settled in exchange		30,980	30,980
Stock options	600
Exercised in exchange	600
Director Voting Preferred Shares [Member]
Share Capital (Details) [Line Items]
Number of shares authorised (in Shares) | shares		1,000
Dividends entitled per share if declared (in Dollars per share) | $ / shares					$ 10
Redemption price per share (in Dollars per share) | $ / shares					$ 10
Senior Preferred Shares [Member]
Share Capital (Details) [Line Items]
Number of shares authorised (in Shares) | shares		325,000